SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, balance	1,286,808	4,928,329
Weighted average exercise price, balance	$ 13.39	$ 6.17
Number of warrants expiry		(721,239)
Number of warrants exercise	(252,967)	(3,474,595)
Number of warrants outstanding, balance	1,033,841	1,286,808
Weighted average exercise price, balance	$ 16.15	$ 13.39
January 2025 Registered Direct Offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		554,313